CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
NET REVENUES	$ 143,557,915	$ 166,208,946	$ 88,462,984
COST OF REVENUES	103,721,842	120,156,182	48,452,314
GROSS PROFIT	39,836,073	46,052,764	40,010,670
OPERATING COSTS AND EXPENSES:
Salaries & wages-selling, general and administrative	6,408,059	8,649,292	2,560,128
Selling, general and administrative expenses, excluding salaries and wages	10,602,922	9,468,416	6,685,083
Total operating expenses	17,010,981	18,117,708	9,245,211
INCOME FROM OPERATIONS	22,825,092	27,935,056	30,765,459
OTHER INCOME (EXPENSE):
Interest income (expense)	316,173	(419,364)	(194,256)
Other income, net	1,911,670	1,415,884	499,084
Total other income	2,227,843	996,520	304,828
INCOME FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	25,052,935	28,931,576	31,070,287
PROVISION FOR INCOME TAXES	3,036,057	2,276,277	1,587,775
INCOME FROM CONTINUING OPERATIONS	22,016,878	26,655,299	29,482,512
Income attributable to non-controlling interests	4,994,669	5,620,679	7,040,555
Income attributable to L & L	17,022,209	21,034,620	22,441,957
DISCONTINUED OPERATIONS
Gain on disposal		0	1,017,928
Net income from discontinued operations	408,020	15,745,189	9,447,807
Divestiture net present value cost	(3,183,786)
TOTAL (LOSS) INCOME FROM DISCONTINUED OPERATIONS	(2,775,766)	15,745,189	10,465,735
NET INCOME	19,241,112	42,400,488	39,948,247
Net income attributable to non-controlling interests	4,994,669	5,620,679	7,040,555
Net income attributable to L & L	14,246,443	36,779,809	32,907,692
OTHER COMPREHENSIVE INCOME:
Foreign currency translation gain	4,120,141	6,502,542	29,842
COMPREHENSIVE INCOME	23,361,253	48,903,030	39,978,089
Comprehensive income attributable to non-controlling interests	5,767,281	6,327,858	7,041,402
Comprehensive income attributable to L & L	17,593,972	42,575,172	32,936,687
INCOME PER COMMON SHARE - basic from continuing operations	$ 0.51	$ 0.71	$ 0.92
(LOSS) INCOME PER COMMON SHARE - basic from discontinued operations	(0.08)	0.53	0.43
INCOME PER COMMON SHARE - basic	$ 0.43	$ 1.24	$ 1.35
INCOME PER COMMON SHARE - diluted from continuing operations	$ 0.50	$ 0.69	$ 0.87
(LOSS) INCOME PER COMMON SHARE - diluted from discontinued operations	$ (0.08)	$ 0.52	$ 0.41
INCOME PER COMMON SHARE - diluted	$ 0.42	$ 1.21	$ 1.28
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - basic	33,108,863	29,764,705	24,375,508
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - diluted	33,544,354	30,422,393	25,748,036